Net (Loss) Income Per Share - Anti-dilutive Securities (Details) - shares	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Antidilutive securities (in shares)	19,759,239		37,480,644		19,759,239		41,347,106		38,630,026		12,993,641
Convertible Debt Securities [Member]
Antidilutive securities (in shares)	1,275,971		1,192,918		1,275,971		1,192,918		1,213,606		1,167,607
2021 Notes [Member]
Antidilutive securities (in shares)		[1]	31,166,835	[1]		[1]	31,166,835	[1]	175,336		4,481,182
January 2020 Note [Member]
Antidilutive securities (in shares)	544,599				544,599
The 2019 Notes [Member]
Antidilutive securities (in shares)	9,844,933				9,844,933				29,625,785	[2]		[2]
Share-based Payment Arrangement [Member]
Antidilutive securities (in shares)	5,670,659		4,620,891		5,670,659		4,620,891		5,192,222		3,704,755
Warrants to Purchase Common Stock [Member]
Antidilutive securities (in shares)	2,423,077		500,000		2,423,077		2,423,077		2,423,077		2,527,763
Series A Convertible Preferred Stock [Member]
Antidilutive securities (in shares)							1,112,334				1,112,334
Series B-1 Convertible Preferred Stock [Member]
Antidilutive securities (in shares)							831,051

[1]	Inclusive of 28,439,015 shares of Common Stock issuable (i) in exchange of the Optional Exchange Principal Amount, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Optional Exchange Principal Amount.
[2]	Inclusive of 26,439,015 of shares of Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature.